Consolidated income statements - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated income statements
Revenue	DKK 139,775	DKK 234,778	DKK 187,677
Royalty expenses	(14,629)	(31,459)	(22,267)
Research and development expenses	(324,667)	(268,159)	(217,741)
Administrative expenses	(47,470)	(52,503)	(41,824)
Other operating income	607	1,697	12,828
Operating loss	(246,384)	(115,646)	(81,327)
Financial income	2,122	592	3,889
Financial expenses	(33,509)	(44,356)	(42,394)
Loss before tax	(277,771)	(159,410)	(119,832)
Income tax benefit	5,500	5,500	5,875
Net loss for the year	DKK (272,271)	DKK (153,910)	DKK (113,957)
Loss per share - DKK
Basic loss per share	DKK (9.77)	DKK (6.33)	DKK (4.94)
Diluted loss per share	DKK (9.77)	DKK (6.33)	DKK (4.94)